Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net loss from continuing operations	$ (7,093)	$ (2,999)	$ (15,293)
Adjustments required to reconcile net loss to net cash provided by (used in) continuing operating activities:
Stock-based compensation related to options and shares issued to employees and others	1,933	3,419	3,662
Loss (gain) on sale of property and equipment	24	(3)	(3)
Amortization of intangible assets	507	575	978
Depreciation	1,679	1,553	1,413
Changes in operation assets and liabilities:
Accrued severance pay, net	657	111	(222)
Accrued interest and linkage differences on long-term loans	(370)	164	36
Decrease in deferred tax liability	(19)	(36)	(82)
Linkage differences on receivable from sale of operation	(68)
Decrease (increase) in trade receivables	(6,392)	1,484	(1,326)
Increase (decrease) in allowance for doubtful accounts	28	29	(538)
Decrease (increase) in other receivables and prepaid expenses	(452)	892	663
Decrease (increase) in inventories	219	(2,377)	429
Increase (decrease) in trade payables	2,159	(2,704)	1,334
Increase (decrease) in other current liabilities	(3,693)	(7,020)	12,788
Net cash provided by (used in) continuing operating activities	(10,881)	(6,912)	3,839
Cash flows from investing activities
Acquisition of business operation (Supplement C)	(400)
Purchase of property and equipment	(1,191)	(2,346)	(4,124)
Payment of contingent consideration in connection with the purchase of a subsidiary		(186)
Purchase of short term investments	(14,697)	(5,230)	(5,623)
Proceeds from maturity or sale short term investments	7,420	2,013	1,418
Other, net	93	20	22
Net cash used in continuing investing activities	(8,775)	(5,729)	(8,307)
Cash flows from financing activities
Increase (decrease) in short-term bank credit, net	(1,510)	(311)	911
Proceeds from long-term bank loans	2,814	4,650	1,636
Repayment of long-term bank loans	(2,146)	(1,031)	(543)
Proceeds from issuance of shares, net of issuance expenses	16,619
Payments to acquire treasury shares	(864)	(1,136)
Proceeds from receipt on account of shares and exercise of options and warrants, net	208	80	521
Net cash provided by continuing financing activities	15,121	2,252	2,525
Cash flows from discontinued operations
Net cash used in discontinued operating activities	(539)	(3,305)	(5,544)
Net cash provided by discontinued investing activities	2,404	2,300	7,060
Total net cash provided by (used in) discontinued activities	1,865	(1,005)	1,516
Effect of exchange rate changes on cash	(222)	(81)	115
Decrease in cash and cash equivalents	(2,892)	(11,475)	(312)
Cash and cash equivalents at the beginning of the year	15,409	26,884	27,196
Cash and cash equivalents at the end of the year	12,517	15,409	26,884
Supplementary cash flows activities:
Interest paid	324	136	37
Income taxes paid	237	167	125
B. Non-cash transactions:
Other liabilities	116
Other receivables			70
Receivables related to sale of operation		2,336
Acquisition of business operations, see also note 1B(1):
Working capital surplus	(101)
Provision for contingent consideration	12
Property and equipment	(15)
Goodwill	(485)
Customer relationships	(102)
Brand	(28)
Technology	(43)
Total assets acquired and liabilities assumed of the subsidiary at date of acquisition	(762)
Issuance of shares in consideration for the acquisition	362
Cash paid for acquisition	$ (400)